Stockholders' Equity (Deficit) (Details)	1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 31, 2014 $ / shares	Mar. 31, 2015 USD ($) Investor $ / shares shares	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($)	Apr. 28, 2014 $ / shares
Stockholders' Equity (Deficit) [Textual]
Gross proceed from sale of shares				$ 3,276,310
Price per share | $ / shares	$ 1.00	$ 0.30				$ 0.16
Number of common stock issued				$ 3,451,310	$ 5,562,816
Value of common stock issued | shares				283,990
Exercise price | $ / shares	0.60
Warrants issued during period | shares				4,433,839
Stock issued for services, value				$ 366,541
Stock issued for services, shares | shares		90,000
Subscription receivables				175,000
Beneficial conversion feature				0	(116,667)
Convertible promissory note				250,000
Stock-based compensation		$ 453,941	$ 1,091,052	$ 3,117,807	1,765,074
Stock issued during period, shares, other | shares				62,791
Stock issued during period, value, other				$ 27,000	1,048,091
Common stock offering price | $ / shares		$ 0.30
Number of investors | Investor		3
Private placement offering		$ 500,000
Proceeds from Loan(s)		$ 1,350,000		2,300,000	$ 0
Consultants And Employees [Member]
Stockholders' Equity (Deficit) [Textual]
Stock issued for services, value				$ 366,541
Stock issued for services, shares | shares				784,000
Consultant [Member]
Stockholders' Equity (Deficit) [Textual]
Stock issued for services, value				$ 53,055
Stock issued for services, shares | shares				135,000
Warrant [Member]
Stockholders' Equity (Deficit) [Textual]
Number of common stock issued				$ 150,000
Value of common stock issued | shares				500,000
Exercise price | $ / shares	$ 1.20
Exercise of warrants | shares				500,000
Stock issued during period, shares, other | shares				66,536
Warrants And Options [Member]
Stockholders' Equity (Deficit) [Textual]
Stock-based compensation				$ 3,117,000
Minimum [Member]
Stockholders' Equity (Deficit) [Textual]
Price per share | $ / shares				$ 0.30
Exercise price | $ / shares				0.50
Maximum [Member]
Stockholders' Equity (Deficit) [Textual]
Price per share | $ / shares				0.50
Exercise price | $ / shares				$ 1.00